Financial Instruments - Schedule Of Convertible Promissory Note (Details) - Convertible Promissory Note [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	$ 32,775
Decrease	(96,413)
Credit spread, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	(265,377)
Decrease	297,216
Instrument Specific Spread Measurement Input [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase	(265,377)
Decrease	$ 297,216